TRANSACTIONS WITH RELATED PARTIES - Amounts due to and from related parties (Details) ₫ in Millions	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties	₫ 8,491,889	$ 338,039,449	₫ 4,272,121
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related party	Related party	Related party
Long-term amounts due from related parties	₫ 54,843	$ 2,183,154	₫ 3,630
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]	Related party	Related party	Related party
Amounts due from related parties	₫ 8,546,732	$ 340,222,603	₫ 4,275,751
Other Receivable, after Allowance for Credit Loss, Related Party [Extensible Enumeration]	Related party	Related party	Related party
Short-term loans, advance to and receivables from related parties
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties	₫ 8,481,398	$ 337,621,830	₫ 4,272,121
Related party
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due to related parties	35,051,908	1,395,322,957	64,251,391
Long-term amounts due to related parties	31,327,400	1,247,060,228	42,095,740
Amounts due to related parties	66,379,308	2,642,383,185	106,347,131
Related party | Short-term loans
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties	10,491	417,619
Related party | Long-term receivables
TRANSACTIONS WITH RELATED PARTIES
Long-term amounts due from related parties	54,843	2,183,154	3,630
Related party | Short-term payables to and borrowings from related parties
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due to related parties	35,051,908	1,395,322,957	64,251,391
Related party | Short-term payables
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due to related parties	6,175,077	245,813,343	9,370,301
Related party | Short-term borrowings
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due to related parties	28,876,831	1,149,509,613	54,881,090
Related party | Long-term payables to related parties
TRANSACTIONS WITH RELATED PARTIES
Long-term amounts due to related parties	31,327,400	1,247,060,228	42,095,740
Related party | Long-term payables
TRANSACTIONS WITH RELATED PARTIES
Long-term amounts due to related parties	19,274,096	767,250,348	18,142,459
Related party | Long-term borrowings
TRANSACTIONS WITH RELATED PARTIES
Long-term amounts due to related parties	₫ 12,053,304	$ 479,809,880	₫ 23,953,281